Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.55655%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,114,518.76

Principal:
Principal Collections	$35,721,954.86
Prepayments in Full	$21,541,181.74
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$57,263,136.60
Collections	$64,377,655.36

Purchase Amounts:
Purchase Amounts Related to Principal	$707,379.63
Purchase Amounts Related to Interest	$4,143.43
Sub Total	$711,523.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$65,089,178.42

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$65,089,178.42
Servicing Fee	$1,432,817.37	$1,432,817.37	$0.00	$0.00	$63,656,361.05
Interest - Class A-1 Notes	$1,126,387.50	$1,126,387.50	$0.00	$0.00	$62,529,973.55
Interest - Class A-2a Notes	$1,028,902.78	$1,028,902.78	$0.00	$0.00	$61,501,070.77
Interest - Class A-2b Notes	$810,330.21	$810,330.21	$0.00	$0.00	$60,690,740.56
Interest - Class A-3 Notes	$1,322,173.06	$1,322,173.06	$0.00	$0.00	$59,368,567.50
Interest - Class A-4 Notes	$189,609.44	$189,609.44	$0.00	$0.00	$59,178,958.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,178,958.06
Interest - Class B Notes	$138,887.26	$138,887.26	$0.00	$0.00	$59,040,070.80
Second Priority Principal Payment	$21,244,178.61	$21,244,178.61	$0.00	$0.00	$37,795,892.19
Interest - Class C Notes	$95,260.25	$95,260.25	$0.00	$0.00	$37,700,631.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,700,631.94
Regular Principal Payment	$328,755,821.39	$37,700,631.94	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$65,089,178.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$21,244,178.61
Regular Principal Payment					$37,700,631.94
Total					$58,944,810.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$58,944,810.55	$168.41	$1,126,387.50	$3.22	$60,071,198.05	$171.63
Class A-2a Notes	$0.00	$0.00	$1,028,902.78	$2.94	$1,028,902.78	$2.94
Class A-2b Notes	$0.00	$0.00	$810,330.21	$3.24	$810,330.21	$3.24
Class A-3 Notes	$0.00	$0.00	$1,322,173.06	$2.76	$1,322,173.06	$2.76
Class A-4 Notes	$0.00	$0.00	$189,609.44	$2.67	$189,609.44	$2.67
Class B Notes	$0.00	$0.00	$138,887.26	$2.93	$138,887.26	$2.93
Class C Notes	$0.00	$0.00	$95,260.25	$3.01	$95,260.25	$3.01
Total	$58,944,810.55	$37.33	$4,711,550.50	$2.98	$63,656,361.05	$40.31

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$350,000,000.00	1.0000000	$291,055,189.45	0.8315863
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,519,995,189.45	0.9626681

Pool Information
Weighted Average APR	4.790%	4.800%
Weighted Average Remaining Term	56.45	55.67
Number of Receivables Outstanding	49,034	48,222
Pool Balance	$1,719,380,848.17	$1,661,410,017.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,946,454.04	$1,526,085,821.39
Pool Factor	1.0000000	0.9662839

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$135,324,195.76
Targeted Overcollateralization Amount	$187,876,908.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$141,414,827.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$314.79
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$314.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		40	$314.79
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$314.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7.87
Average Net Loss for Receivables that have experienced a Realized Loss			$7.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.28%	129	$4,701,809.89
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	1	$25,834.24
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.28%	130	$4,727,644.13

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0021%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0016%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$4,507,142.26
2 Months Extended	89	$4,031,679.02
3+ Months Extended	9	$390,958.95

Total Receivables Extended	199	$8,929,780.23
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	90.2%
Class B Notes	47.3	2.8
Class C Notes	31.6	1.9
Residual Interest	83.3	5.0

Total	$1,662.3	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $83.12M, according to Regulation RR
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer